Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes World Investment Series, Inc.
Entity Central Index Key	0000918199
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000024817 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Market Debt Fund
Class Name	Class A Shares
Trading Symbol	IHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  The largest contributors to relative Fund performance were sovereign allocations in countries such as Ukraine, Argentina, Turkey, and Angola.
  Secondarily, outperformance from other sovereigns that performed well, such as Ghana, El Salvador, and Ecuador contributed to relative performance.
  Allocations to corporates contributed positively to relative Fund performance during the period.
  An overweight position to the U.S. dollar was constructive in terms of relative performance.
Top Detractors from Performance
  Positions in Brazilian local rates and foreign exchange exposures had a negative contribution to relative Fund performance.
  Allocations to quasi-sovereigns detracted from relative performance.
  Positioning in Chinese renminbi and Indonesian rupiah currencies detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	6.79%	0.75%	1.63%
Class A Shares — excluding sales load	11.78%	1.68%	2.10%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified	13.16%	0.80%	3.04%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average	12.07%	1.42%	2.08%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 15,710,925
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$15,710,925
Number of Investments	123
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024819 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Market Debt Fund
Class Name	Class C Shares
Trading Symbol	IHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$204	1.93%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  The largest contributors to relative Fund performance were sovereign allocations in countries such as Ukraine, Argentina, Turkey, and Angola.
  Secondarily, outperformance from other sovereigns that performed well, such as Ghana, El Salvador, and Ecuador contributed to relative performance.
  Allocations to corporates contributed positively to relative Fund performance during the period.
  An overweight position to the U.S. dollar was constructive in terms of relative performance.
Top Detractors from Performance
  Positions in Brazilian local rates and foreign exchange exposures had a negative contribution to relative Fund performance.
  Allocations to quasi-sovereigns detracted from relative performance.
  Positioning in Chinese renminbi and Indonesian rupiah currencies detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	10.06%	0.93%	1.48%
Class C Shares — excluding sales load	11.06%	0.93%	1.48%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified	13.16%	0.80%	3.04%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average	12.07%	1.42%	2.08%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 15,710,925
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$15,710,925
Number of Investments	123
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000114967 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Market Debt Fund
Class Name	Institutional Shares
Trading Symbol	EMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  The largest contributors to relative Fund performance were sovereign allocations in countries such as Ukraine, Argentina, Turkey, and Angola.
  Secondarily, outperformance from other sovereigns that performed well, such as Ghana, El Salvador, and Ecuador contributed to relative performance.
  Allocations to corporates contributed positively to relative Fund performance during the period.
  An overweight position to the U.S. dollar was constructive in terms of relative performance.
Top Detractors from Performance
  Positions in Brazilian local rates and foreign exchange exposures had a negative contribution to relative Fund performance.
  Allocations to quasi-sovereigns detracted from relative performance.
  Positioning in Chinese renminbi and Indonesian rupiah currencies detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	12.04%	1.93%	2.34%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified	13.16%	0.80%	3.04%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average	12.07%	1.42%	2.08%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 15,710,925
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$15,710,925
Number of Investments	123
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Material Fund Change Risks Change [Text Block]
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024820 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Small-Mid Company Fund
Class Name	Class A Shares
Trading Symbol	ISCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Materials, Consumer Discretionary, Energy, Consumer Staples, Financials and Health Care sectors.
  Top individual Fund holdings that contributed positively to performance included Rheinmetall AG, IHI Corporation, Fusion Pharmaceuticals, Rolls Royce Holdings plc and Asics Corporation.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Consumer Staples.
  Stock selection was a negative contributor to performance particularly within the Information Technology and Real Estate sectors.
  Holding cash detracted from Fund relative performance.
  Top individual Fund holdings that detracted from performance included B&M European Value Retail, Soitec SA, Stabilus SE, Adecco Group AG and Tecan Group AG.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	9.67%	5.41%	5.85%
Class A Shares — excluding sales load	16.06%	6.61%	6.45%
MSCI ACWI ex USA Index[1]	13.03%	5.40%	4.62%
MSCI ACWI ex USA SMID Cap Index	12.11%	4.89%	5.11%
Morningstar Foreign Small/Mid Growth Average	11.78%	3.04%	4.93%
[1]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 269,107,640
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,517,489
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$269,107,640
Number of Investments	135
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,517,489

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective March 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Dariusz M. Czoch, Portfolio Manager, continues to manage the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024822 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Small-Mid Company Fund
Class Name	Class C Shares
Trading Symbol	ISCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$214	1.99%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Materials, Consumer Discretionary, Energy, Consumer Staples, Financials and Health Care sectors.
  Top individual Fund holdings that contributed positively to performance included Rheinmetall AG, IHI Corporation, Fusion Pharmaceuticals, Rolls Royce Holdings plc and Asics Corporation.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Consumer Staples.
  Stock selection was a negative contributor to performance particularly within the Information Technology and Real Estate sectors.
  Holding cash detracted from Fund relative performance.
  Top individual Fund holdings that detracted from performance included B&M European Value Retail, Soitec SA, Stabilus SE, Adecco Group AG and Tecan Group AG.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	14.21%	5.81%	5.78%
Class C Shares — excluding sales load	15.21%	5.81%	5.78%
MSCI ACWI ex USA Index[1]	13.03%	5.40%	4.62%
MSCI ACWI ex USA SMID Cap Index	12.11%	4.89%	5.11%
Morningstar Foreign Small/Mid Growth Average	11.78%	3.04%	4.93%
[1]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 269,107,640
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,517,489
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$269,107,640
Number of Investments	135
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,517,489

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective March 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Dariusz M. Czoch, Portfolio Manager, continues to manage the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000062082 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Small-Mid Company Fund
Class Name	Institutional Shares
Trading Symbol	ISCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Materials, Consumer Discretionary, Energy, Consumer Staples, Financials and Health Care sectors.
  Top individual Fund holdings that contributed positively to performance included Rheinmetall AG, IHI Corporation, Fusion Pharmaceuticals, Rolls Royce Holdings plc and Asics Corporation.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Consumer Staples.
  Stock selection was a negative contributor to performance particularly within the Information Technology and Real Estate sectors.
  Holding cash detracted from Fund relative performance.
  Top individual Fund holdings that detracted from performance included B&M European Value Retail, Soitec SA, Stabilus SE, Adecco Group AG and Tecan Group AG.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.37%	6.86%	6.69%
MSCI ACWI ex USA Index[1]	13.03%	5.40%	4.62%
MSCI ACWI ex USA SMID Cap Index	12.11%	4.89%	5.11%
Morningstar Foreign Small/Mid Growth Average	11.78%	3.04%	4.93%
[1]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 269,107,640
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,517,489
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$269,107,640
Number of Investments	135
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,517,489

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective March 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Dariusz M. Czoch, Portfolio Manager, continues to manage the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024823 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class A Shares
Trading Symbol	FGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	1.05%	4.97%	3.76%
Class A Shares — excluding sales load	6.92%	6.17%	4.35%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,207,620,600
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,409,998
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024825 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class C Shares
Trading Symbol	FGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$188	1.82%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	5.12%	5.35%	3.71%
Class C Shares — excluding sales load	6.12%	5.35%	3.71%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,207,620,600
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,409,998
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000130407 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class R Shares
Trading Symbol	FGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	6.76%	5.99%	4.16%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,207,620,600
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,409,998
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000090240 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Institutional Shares
Trading Symbol	FGFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.23%	6.46%	4.63%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,207,620,600
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,409,998
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000129977 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class R6 Shares
Trading Symbol	FGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	7.28%	6.51%	4.68%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,207,620,600
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,409,998
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation